Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2025
C000141138
Account Value [Line Items]
Accumulated Value	$ 23,105	$ 23,011	$ 22,981	$ 22,599	$ 21,982	$ 21,541	$ 21,406	$ 20,690	$ 19,973	$ 19,899	$ 20,499	$ 20,412	$ 19,973	$ 20,469	$ 19,848	$ 20,294	$ 19,997	$ 19,565	$ 19,295	$ 18,889	$ 18,187	$ 18,835	$ 18,417	$ 18,012	$ 17,890	$ 17,129	$ 15,965	$ 16,335	$ 16,971	$ 17,249	$ 16,917	$ 16,361	$ 16,454	$ 16,268	$ 15,831	$ 16,295	$ 15,474	$ 16,011	$ 15,117	$ 14,534	$ 15,674	$ 16,257	$ 15,422	$ 16,419	$ 16,302	$ 17,390	$ 17,222	$ 17,559	$ 18,167	$ 17,631	$ 17,915	$ 17,287	$ 17,737	$ 17,488	$ 17,416	$ 17,262	$ 17,061	$ 16,600	$ 16,352	$ 16,186	$ 16,222	$ 15,748	$ 14,630	$ 14,828	$ 15,108	$ 14,642	$ 14,042	$ 13,798	$ 13,322	$ 12,450	$ 13,566	$ 14,158	$ 14,147	$ 13,858	$ 13,632	$ 13,417	$ 13,304	$ 13,281	$ 13,211	$ 12,657	$ 13,041	$ 12,759	$ 12,533	$ 12,285	$ 11,652	$ 12,192	$ 12,082	$ 12,754	$ 12,732	$ 12,523	$ 12,258	$ 12,280	$ 12,137	$ 12,159	$ 12,170	$ 12,600	$ 12,258	$ 12,130	$ 11,979	$ 11,828	$ 11,655	$ 11,633	$ 11,417	$ 11,352	$ 11,200	$ 11,082	$ 11,027	$ 10,800	$ 10,649	$ 10,497	$ 10,508	$ 10,709	$ 10,677	$ 10,688	$ 10,434	$ 10,317	$ 10,296	$ 10,180	$ 9,704	$ 9,714
C000141139
Account Value [Line Items]
Accumulated Value	22,507	22,430	22,401	22,039	21,431	21,011	20,878	20,186	19,494	19,422	20,028	19,941	19,508	20,010	19,397	19,850	19,557	19,130	18,864	18,478	17,798	18,438	18,025	17,638	17,519	16,789	15,651	16,017	16,632	16,907	16,592	16,042	16,134	15,964	15,532	15,990	15,192	15,718	14,846	14,281	15,398	15,988	15,161	16,149	16,033	17,111	16,944	17,277	17,880	17,358	17,640	17,017	17,475	17,240	17,169	17,016	16,828	16,371	16,137	15,972	16,008	15,544	14,444	14,641	14,919	14,456	13,872	13,629	13,167	12,312	13,421	14,010	13,999	13,720	13,495	13,281	13,169	13,157	13,087	12,536	12,918	12,638	12,424	12,177	11,548	12,091	11,981	12,651	12,640	12,431	12,179	12,201	12,058	12,080	12,091	12,519	12,179	12,063	11,912	11,772	11,599	11,577	11,372	11,307	11,156	11,037	10,983	10,767	10,616	10,466	10,477	10,678	10,657	10,657	10,413	10,297	10,286	10,169	9,703	9,703
C000007905
Account Value [Line Items]
Accumulated Value	38,368	38,167	37,909	36,761	35,341	34,452	33,722	32,112	30,141	30,210	32,167	32,820	31,959	32,879	31,062	31,386	30,788	30,066	29,672	28,638	27,220	28,414	27,170	25,900	25,477	24,368	22,268	22,750	23,849	24,207	23,505	21,937	21,937	21,789	21,160	21,641	20,345	21,562	20,451	18,850	20,695	21,574	19,938	21,788	21,812	23,878	23,145	23,986	25,427	24,375	24,477	22,939	24,103	23,552	22,956	22,439	22,207	21,068	20,254	19,618	19,797	19,032	17,050	17,629	18,349	17,031	16,158	15,798	15,046	13,260	15,250	16,621	16,525	16,097	15,535	15,231	15,012	15,343	15,179	14,341	15,196	14,600	14,431	13,936	12,818	14,090	13,872	15,041	15,012	14,483	14,018	13,976	13,681	13,714	13,966	14,418	13,524	13,413	13,039	12,767	12,438	12,354	12,119	12,071	12,001	11,790	11,821	11,298	11,055	10,822	10,201	10,314	10,301	10,195	9,803	9,939	9,774	9,834	9,207	9,322
C000007906
Account Value [Line Items]
Accumulated Value	37,733	37,531	37,292	36,151	34,772	33,899	33,196	31,602	29,667	29,735	31,684	32,324	31,479	32,394	30,607	30,925	30,350	29,640	29,252	28,236	26,841	28,028	26,804	25,556	25,127	24,047	21,980	22,466	23,549	23,901	23,210	21,666	21,678	21,532	20,900	21,387	20,098	21,314	20,217	18,638	20,458	21,350	19,723	21,549	21,584	23,623	22,900	23,741	25,176	24,137	24,238	22,722	23,874	23,328	22,745	22,234	22,011	20,883	20,077	19,454	19,638	18,880	16,914	17,488	18,209	16,901	16,041	15,683	14,938	13,166	15,147	16,507	16,411	15,991	15,432	15,136	14,918	15,254	15,090	14,258	15,113	14,520	14,358	13,867	12,755	14,023	13,810	14,975	14,946	14,424	13,961	13,923	13,630	13,663	13,918	14,368	13,478	13,372	12,999	12,731	12,403	12,322	12,088	12,043	11,977	11,767	11,798	11,279	11,041	10,805	10,188	10,301	10,291	10,188	9,796	9,933	9,768	9,831	9,208	9,322
C000007907
Account Value [Line Items]
Accumulated Value	37,343	37,151	36,919	35,809	34,441	33,564	32,881	31,303	29,387	29,463	31,391	32,029	31,191	32,107	30,337	30,655	30,087	29,384	29,002	27,992	26,620	27,800	26,586	25,350	24,930	23,851	21,808	22,282	23,366	23,716	23,029	21,506	21,517	21,371	20,750	21,235	19,960	21,154	20,068	18,500	20,314	21,199	19,587	21,406	21,439	23,467	22,751	23,577	24,999	23,977	24,079	22,572	23,719	23,183	22,603	22,101	21,877	20,755	19,956	19,343	19,521	18,772	16,817	17,396	18,114	16,811	15,958	15,604	14,860	13,101	15,076	16,432	16,336	15,919	15,368	15,070	14,856	15,188	15,029	14,203	15,052	14,467	14,304	13,815	12,707	13,977	13,763	14,925	14,901	14,380	13,920	13,881	13,596	13,629	13,881	14,334	13,448	13,341	12,969	12,704	12,378	12,300	12,068	12,023	11,957	11,749	11,780	11,262	11,026	10,790	10,176	10,289	10,280	10,180	9,789	9,926	9,763	9,827	9,203	9,318
C000007911
Account Value [Line Items]
Accumulated Value	28,792	28,436	27,589	27,281	26,691	25,767	25,661	24,892	24,025	24,644	25,463	25,363	24,322	26,054	24,562	24,882	24,583	23,901	22,810	22,789	22,028	23,042	21,712	21,078	20,909	19,880	18,393	18,955	19,639	20,001	19,350	18,109	18,850	18,710	18,730	19,310	18,389	19,118	18,043	16,283	17,730	18,316	17,297	18,967	18,621	19,620	19,082	19,447	20,023	18,838	19,317	18,439	19,206	18,902	18,564	18,803	18,309	17,561	16,574	15,635	15,826	15,286	13,418	13,717	14,140	13,481	13,022	13,068	12,681	11,350	13,486	14,957	15,267	14,906	14,426	14,266	13,844	14,266	14,159	13,359	14,159	13,664	13,650	13,184	12,224	13,491	13,161	14,023	13,985	13,731	13,229	13,204	13,166	13,154	13,291	13,918	13,316	13,148	12,763	12,666	12,213	12,242	12,057	11,906	11,944	11,859	12,019	11,501	11,360	11,110	10,323	10,410	10,402	10,253	9,948	10,044	9,913	9,835	9,199	9,269
C000007913
Account Value [Line Items]
Accumulated Value	28,016	27,699	26,868	26,583	26,012	25,103	24,996	24,245	23,443	24,019	24,821	24,746	23,744	25,438	23,977	24,300	24,020	23,333	22,298	22,276	21,532	22,510	21,234	20,617	20,447	19,437	17,998	18,566	19,235	19,579	18,963	17,753	18,459	18,338	18,358	18,943	18,035	18,757	17,691	15,973	17,395	17,987	16,997	18,625	18,296	19,284	18,741	19,110	19,691	18,522	19,005	18,136	18,892	18,603	18,262	18,519	18,038	17,300	16,338	15,408	15,601	15,072	13,236	13,520	13,948	13,299	12,851	12,898	12,508	11,212	13,335	14,772	15,084	14,726	14,256	14,109	13,697	14,109	14,016	13,223	14,016	13,531	13,517	13,061	12,106	13,376	13,044	13,900	13,862	13,619	13,112	13,099	13,061	13,048	13,187	13,820	13,225	13,062	12,683	12,586	12,139	12,178	11,992	11,849	11,897	11,811	11,973	11,460	11,317	11,069	10,300	10,388	10,380	10,238	9,930	10,026	9,903	9,824	9,191	9,270
C000007914
Account Value [Line Items]
Accumulated Value	28,697	28,630	28,146	27,959	27,431	26,056	25,794	24,808	23,426	23,876	25,378	26,945	25,827	27,788	25,207	25,621	25,207	25,349	23,658	24,115	23,179	24,725	23,582	22,570	23,049	20,741	18,994	20,234	21,270	21,949	21,005	19,215	19,862	20,142	20,800	21,242	19,388	20,428	19,563	17,822	19,499	20,033	18,235	20,183	19,950	21,772	21,592	21,380	23,212	22,359	23,483	22,214	23,103	22,731	22,804	22,551	22,574	21,504	21,154	20,307	20,426	19,603	17,534	18,030	18,785	17,436	16,599	16,178	15,404	13,573	15,708	17,103	17,027	16,588	15,987	15,649	15,443	15,825	15,647	14,759	15,653	15,009	14,915	14,402	13,202	14,480	14,247	15,480	15,474	14,913	14,449	14,394	13,971	14,004	14,257	14,791	14,103	13,991	13,564	13,263	12,912	12,794	12,547	12,321	12,462	12,383	12,498	12,321	12,365	12,139	10,753	11,287	11,295	10,960	10,460	10,349	10,245	10,099	9,324	9,144
C000007916
Account Value [Line Items]
Accumulated Value	28,011	27,966	27,500	27,313	26,800	25,470	25,217	24,245	22,902	23,342	24,824	26,375	25,264	27,196	24,680	25,092	24,680	24,840	23,188	23,644	22,731	24,238	23,142	22,137	22,616	20,355	18,649	19,861	20,894	21,567	20,635	18,885	19,513	19,805	20,455	20,881	19,064	20,090	19,253	17,535	19,209	19,715	17,967	19,872	19,655	21,452	21,279	21,084	22,880	22,055	23,167	21,923	22,796	22,437	22,516	22,274	22,297	21,247	20,901	20,071	20,186	19,380	17,338	17,833	18,590	17,254	16,426	16,013	15,248	13,440	15,558	16,953	16,870	16,445	15,854	15,523	15,317	15,702	15,528	14,643	15,537	14,902	14,813	14,303	13,113	14,389	14,161	15,391	15,384	14,829	14,370	14,318	13,905	13,943	14,198	14,730	14,048	13,938	13,511	13,219	12,868	12,751	12,510	12,290	12,425	12,352	12,470	12,295	12,341	12,119	10,735	11,269	11,280	10,948	10,452	10,338	10,240	10,093	9,319	9,145
C000007923
Account Value [Line Items]
Accumulated Value	27,981	27,388	26,708	26,446	25,993	25,034	24,858	23,798	22,843	23,364	23,816	23,555	22,495	23,888	22,801	23,021	23,084	22,816	21,641	22,035	21,389	21,956	21,058	20,444	20,381	19,292	17,830	18,412	18,949	19,814	19,159	17,820	18,638	18,058	18,252	18,906	17,478	18,292	17,199	15,599	17,186	17,719	16,674	18,527	17,883	18,751	18,698	18,501	18,383	17,289	18,220	17,504	17,970	17,822	17,789	18,234	17,778	17,010	15,909	14,997	15,108	14,521	12,334	12,442	12,948	12,517	12,259	12,249	11,760	10,496	12,748	14,076	14,607	14,114	13,724	13,590	13,115	13,524	13,473	12,702	13,634	13,111	13,073	12,692	11,788	13,040	12,957	13,695	13,695	13,405	12,825	12,784	12,719	12,522	12,833	13,465	12,792	12,642	12,179	12,108	11,755	11,936	11,725	11,585	11,718	11,850	12,059	11,749	11,819	11,635	10,799	11,153	11,040	10,852	10,524	10,674	10,457	10,090	9,259	9,364
C000007925
Account Value [Line Items]
Accumulated Value	27,190	26,617	25,962	25,721	25,273	24,360	24,186	23,173	22,246	22,744	23,208	22,950	21,920	23,297	22,236	22,454	22,501	22,251	21,119	21,509	20,869	21,446	20,573	19,980	19,918	18,861	17,425	18,002	18,535	19,394	18,744	17,445	18,242	17,681	17,873	18,522	17,135	17,932	16,858	15,294	16,858	17,388	16,363	18,191	17,564	18,413	18,374	18,178	18,061	16,997	17,911	17,211	17,674	17,538	17,505	17,959	17,505	16,742	15,670	14,774	14,885	14,315	12,154	12,273	12,767	12,348	12,102	12,091	11,604	10,364	12,589	13,914	14,433	13,950	13,570	13,436	12,971	13,389	13,338	12,568	13,499	12,986	12,948	12,577	11,684	12,930	12,847	13,579	13,587	13,304	12,724	12,691	12,633	12,436	12,748	13,381	12,715	12,569	12,111	12,048	11,693	11,874	11,663	11,530	11,663	11,796	12,014	11,710	11,772	11,600	10,766	11,122	11,016	10,827	10,497	10,655	10,444	10,075	9,247	9,352
C000007932
Account Value [Line Items]
Accumulated Value	42,673	43,028	44,345	43,433	41,662	41,864	40,966	38,285	34,759	34,014	37,192	38,781	38,086	37,802	35,642	35,886	35,224	34,458	35,465	33,195	31,129	32,721	32,111	29,910	28,792	27,605	24,523	24,844	26,545	26,545	25,839	24,106	22,886	22,565	20,928	21,442	19,323	21,023	19,863	19,111	21,461	23,153	20,616	22,592	23,079	26,758	26,120	27,488	30,985	30,644	31,075	29,227	31,024	30,037	29,058	27,304	27,650	25,723	25,648	25,525	25,574	24,713	22,096	22,779	23,485	21,573	20,458	19,668	18,202	15,879	17,706	18,676	18,022	17,620	16,764	16,479	16,859	16,992	16,912	15,877	16,668	15,971	15,519	15,010	13,654	14,920	14,504	16,211	16,143	15,498	15,337	15,025	14,427	14,102	14,427	14,726	13,335	13,261	13,002	12,400	12,376	12,270	11,761	11,680	11,355	11,019	10,891	10,450	10,009	9,942	10,056	10,320	10,148	10,102	9,571	9,752	9,413	9,492	8,995	9,210
C000007934
Account Value [Line Items]
Accumulated Value	41,585	41,915	43,220	42,350	40,665	40,828	39,972	37,364	33,958	33,213	36,300	37,897	37,205	36,961	34,848	35,063	34,454	33,702	34,701	32,476	30,459	32,059	31,433	29,312	28,199	27,050	24,019	24,348	26,029	26,029	25,337	23,656	22,437	22,141	20,559	21,053	18,978	20,656	19,532	18,761	21,106	22,777	20,271	22,233	22,700	26,312	25,721	27,060	30,516	30,195	30,633	28,779	30,581	29,629	28,659	26,926	27,277	25,368	25,318	25,192	25,243	24,416	21,831	22,500	23,216	21,324	20,238	19,461	17,997	15,710	17,517	18,477	17,837	17,450	16,585	16,335	16,700	16,835	16,754	15,727	16,526	15,841	15,404	14,891	13,559	14,803	14,411	16,099	16,032	15,411	15,235	14,935	14,334	14,021	14,347	14,647	13,277	13,199	12,938	12,344	12,333	12,226	11,713	11,643	11,317	10,990	10,862	10,430	9,987	9,918	10,034	10,299	10,126	10,080	9,557	9,739	9,410	9,489	8,990	9,205
C000007917
Account Value [Line Items]
Accumulated Value	29,132	28,593	27,879	27,741	27,466	26,526	26,446	25,397	24,440	25,035	25,466	25,012	23,968	25,560	24,493	24,852	24,873	24,456	23,336	23,604	22,986	23,518	22,494	21,962	21,777	20,835	19,427	19,836	20,400	21,138	20,618	19,446	20,291	19,613	19,938	20,550	19,403	20,181	18,982	17,288	18,907	19,436	18,456	20,237	19,638	20,544	20,345	20,395	20,179	19,112	20,183	19,289	19,669	19,436	19,502	19,963	19,459	18,689	17,528	16,582	16,740	16,109	13,946	14,274	14,674	14,301	13,898	13,925	13,434	12,197	14,268	15,703	16,110	15,678	15,168	14,870	14,490	14,756	14,572	13,699	14,510	13,917	13,842	13,495	12,614	13,798	13,613	14,372	14,383	14,155	13,537	13,515	13,481	13,230	13,565	14,270	13,588	13,467	13,115	12,894	12,470	12,587	12,378	12,179	12,085	12,005	12,067	11,650	11,639	11,378	10,640	10,701	10,812	10,752	10,496	10,396	10,276	10,050	9,482	9,542
C000007919
Account Value [Line Items]
Accumulated Value	28,413	27,880	27,204	27,063	26,816	25,896	25,833	24,805	23,867	24,466	24,889	24,444	23,420	24,999	23,952	24,299	24,340	23,931	22,846	23,109	22,522	23,019	22,053	21,509	21,348	20,414	19,050	19,465	20,020	20,746	20,227	19,092	19,906	19,269	19,571	20,173	19,062	19,824	18,659	17,001	18,581	19,102	18,149	19,923	19,332	20,222	20,025	20,091	19,878	18,822	19,880	19,009	19,385	19,168	19,232	19,688	19,203	18,439	17,304	16,368	16,524	15,909	13,781	14,101	14,497	14,129	13,750	13,764	13,277	12,060	14,114	15,538	15,954	15,522	15,016	14,730	14,352	14,617	14,443	13,587	14,381	13,800	13,726	13,393	12,517	13,703	13,520	14,272	14,284	14,067	13,450	13,428	13,394	13,152	13,497	14,200	13,520	13,397	13,046	12,834	12,421	12,527	12,326	12,127	12,043	11,960	12,033	11,606	11,606	11,341	10,614	10,681	10,792	10,732	10,471	10,381	10,261	10,050	9,472	9,541
C000007938
Account Value [Line Items]
Accumulated Value	20,784	20,476	20,370	20,095	19,575	19,141	19,255	18,486	17,770	17,349	17,823	17,834	17,349	17,800	17,290	17,712	17,427	17,074	16,886	16,681	16,116	16,730	16,321	15,873	15,883	15,211	14,249	14,468	15,020	15,373	15,087	14,601	14,754	14,630	14,296	14,820	14,077	14,458	13,677	13,229	14,201	14,639	13,993	14,906	14,765	15,592	15,724	16,072	16,730	16,350	16,802	16,342	16,876	16,712	16,721	16,730	16,496	15,949	15,820	15,611	15,683	15,068	13,760	14,020	14,242	13,707	13,021	12,764	12,287	11,348	12,461	12,976	12,961	12,651	12,483	12,220	12,133	12,125	12,163	11,686	12,011	11,809	11,686	11,549	10,985	11,449	11,311	11,858	11,913	11,899	11,676	11,744	11,758	11,806	11,909	12,294	11,854	11,782	11,654	11,560	11,493	11,446	11,217	11,197	11,016	10,881	10,794	10,599	10,411	10,305	10,278	10,411	10,358	10,311	10,020	10,020	10,066	9,954	9,549	9,655
C000007939
Account Value [Line Items]
Accumulated Value	20,469	20,169	20,064	19,801	19,285	18,863	18,977	18,223	17,512	17,104	17,575	17,585	17,115	17,557	17,050	17,479	17,196	16,845	16,667	16,464	15,912	16,522	16,115	15,679	15,689	15,025	14,076	14,295	14,836	15,196	14,912	14,428	14,589	14,475	14,143	14,665	13,934	14,304	13,535	13,099	14,057	14,494	13,860	14,759	14,628	15,452	15,583	15,921	16,586	16,206	16,657	16,198	16,730	16,567	16,584	16,593	16,368	15,823	15,694	15,494	15,566	14,958	13,660	13,920	14,141	13,614	12,938	12,681	12,206	11,277	12,379	12,900	12,885	12,578	12,418	12,155	12,060	12,060	12,098	11,629	11,946	11,751	11,629	11,499	10,935	11,405	11,260	11,814	11,869	11,856	11,632	11,701	11,714	11,769	11,872	12,257	11,824	11,749	11,621	11,533	11,466	11,418	11,196	11,169	10,994	10,866	10,772	10,577	10,396	10,293	10,266	10,399	10,346	10,299	10,013	10,013	10,060	9,947	9,548	9,654
C000007940
Account Value [Line Items]
Accumulated Value	20,279	19,983	19,890	19,625	19,120	18,695	18,812	18,074	17,364	16,969	17,429	17,443	16,982	17,418	16,923	17,345	17,068	16,718	16,546	16,343	15,793	16,403	15,996	15,566	15,578	14,922	13,977	14,198	14,735	15,097	14,817	14,338	14,490	14,385	14,058	14,572	13,848	14,222	13,463	13,020	13,977	14,420	13,781	14,676	14,550	15,365	15,502	15,835	16,501	16,123	16,572	16,123	16,650	16,494	16,515	16,515	16,296	15,753	15,630	15,430	15,506	14,898	13,605	13,866	14,090	13,560	12,890	12,633	12,163	11,240	12,340	12,855	12,846	12,539	12,377	12,121	12,027	12,027	12,071	11,600	11,920	11,726	11,608	11,473	10,909	11,382	11,246	11,791	11,848	11,832	11,613	11,684	11,700	11,748	11,859	12,233	11,803	11,733	11,601	11,515	11,445	11,398	11,172	11,157	10,978	10,846	10,761	10,567	10,380	10,284	10,261	10,391	10,337	10,299	10,008	10,008	10,061	9,946	9,548	9,655
C000195945
Account Value [Line Items]
Accumulated Value	21,945	21,379	21,232	21,037	20,532	19,604	20,109	19,620	18,757	18,024	18,057	17,520	16,706	17,196	17,227	18,239	18,112	17,512	17,003	17,382	16,530	17,082	16,530	16,072	16,151	15,332	14,122	14,566	15,117	15,730	15,326	14,653	15,264	14,851	14,393	14,851	13,674	13,935	12,264	11,578	12,771	13,577	12,906	14,174	13,920	14,875	14,890	15,352	15,964	15,231	15,953	15,476	16,010	15,765	15,641	15,857	15,295	14,848	14,502	14,156	14,344	13,659	11,892	12,387	12,669	12,090	11,849	11,468	10,888	10,209	11,962	12,938	13,277	12,891	12,741	12,316	11,961	12,193	12,440	11,755	12,371	12,015	11,919	11,646	10,920	11,500	11,474	12,476	12,352	12,636	12,299	12,467	12,715	12,520	12,609	13,274	12,653	12,468	12,349	12,161	11,888	11,897	11,556	11,548	11,155	10,866	10,542	10,414	10,090	9,795	10,016	10,246	10,106	10,090	9,656	9,934	9,934	9,730	9,115	9,419
C000225417
Account Value [Line Items]
Accumulated Value	21,405	20,847	20,704	20,528	20,049	19,138	19,633	19,154	18,307	17,604	17,652	17,125	16,326	16,800	16,846	17,841	17,717	17,126	16,641	17,014	16,176	16,719	16,192	15,742	15,819	15,014	13,837	14,290	14,818	15,437	15,023	14,375	14,978	14,571	14,134	14,586	13,426	13,688	12,055	11,377	12,555	13,350	12,702	13,953	13,688	14,630	14,660	15,116	15,719	14,995	15,708	15,251	15,779	15,536	15,414	15,642	15,087	14,660	14,304	13,978	14,166	13,493	11,749	12,241	12,523	11,952	11,717	11,342	10,771	10,101	11,839	12,807	13,146	12,766	12,619	12,202	11,852	12,085	12,332	11,656	12,269	11,918	11,826	11,557	10,839	11,417	11,393	12,391	12,270	12,555	12,223	12,392	12,642	12,451	12,541	13,205	12,591	12,409	12,292	12,108	11,839	11,850	11,513	11,507	11,119	10,832	10,511	10,386	10,065	9,773	9,996	10,227	10,090	10,075	9,644	9,924	9,926	9,724	9,112	9,417
C000007920
Account Value [Line Items]
Accumulated Value	18,649	18,136	18,136	17,928	17,286	16,676	17,360	17,184	16,479	16,286	17,216	16,895	16,142	16,469	16,118	16,947	17,011	16,597	16,401	16,624	15,923	16,624	15,923	15,700	16,082	15,234	13,733	14,318	15,234	15,803	15,282	14,444	15,171	14,855	14,444	15,029	13,512	13,822	12,051	11,299	12,631	13,665	12,991	14,575	14,681	16,008	16,144	17,004	17,924	17,627	19,025	18,504	18,847	18,456	18,840	18,909	18,585	17,984	17,580	16,517	16,493	15,423	13,626	13,845	14,145	13,361	12,860	12,113	11,084	10,123	12,475	13,380	13,595	12,970	12,746	12,175	11,940	12,242	12,202	11,564	12,258	11,766	11,754	11,307	10,289	11,168	11,211	12,218	12,260	12,791	12,428	12,428	12,910	12,785	12,984	13,979	13,162	12,826	12,564	12,491	12,407	12,355	11,705	11,684	11,359	11,045	10,584	10,311	10,039	9,830	10,149	10,160	10,098	9,943	9,444	9,918	9,876	9,609	9,063	9,217
C000007908
Account Value [Line Items]
Accumulated Value	45,181	45,552	46,939	45,877	44,112	44,364	43,354	40,481	36,755	35,955	39,419	41,213	40,412	40,109	37,787	38,081	37,362	36,511	37,555	35,167	33,183	34,877	34,200	31,860	30,683	29,494	26,229	26,530	28,210	28,115	27,519	25,761	24,367	23,875	22,069	22,402	20,073	22,047	21,050	20,275	22,680	24,453	21,596	23,573	24,034	27,973	27,378	28,478	32,432	32,382	32,895	30,894	32,803	31,724	30,697	28,699	29,271	27,210	27,337	26,751	27,464	26,248	24,147	24,779	25,628	23,637	22,181	21,136	19,551	17,077	18,878	20,055	19,107	18,661	17,760	17,413	17,890	18,096	17,955	16,895	17,663	16,874	16,376	15,890	14,398	15,721	15,270	17,065	16,967	16,251	16,106	15,807	15,162	14,825	15,172	15,470	13,977	13,872	13,635	13,007	12,999	12,893	12,372	12,332	12,098	11,799	11,718	11,128	10,788	10,632	10,234	10,426	10,404	10,374	9,897	10,059	9,831	10,052	9,411	9,426
C000007910
Account Value [Line Items]
Accumulated Value	44,029	44,428	45,782	44,757	43,037	43,294	42,322	39,512	35,890	35,112	38,505	40,254	39,494	39,211	36,937	37,236	36,556	35,726	36,752	34,428	32,481	34,150	33,496	31,221	30,059	28,899	25,695	26,001	27,659	27,579	26,990	25,267	23,916	23,433	21,662	22,000	19,715	21,656	20,691	19,936	22,299	24,035	21,245	23,189	23,641	27,529	26,941	28,026	31,928	31,878	32,397	30,442	32,331	31,267	30,256	28,303	28,868	26,838	26,967	26,402	27,108	25,918	23,849	24,473	25,318	23,359	21,915	20,898	19,336	16,878	18,670	19,845	18,900	18,474	17,589	17,251	17,720	17,917	17,796	16,752	17,513	16,730	16,240	15,762	14,282	15,601	15,148	16,933	16,844	16,134	15,998	15,708	15,069	14,740	15,088	15,379	13,898	13,797	13,559	12,944	12,936	12,838	12,314	12,282	12,046	11,754	11,672	11,096	10,755	10,599	10,206	10,406	10,377	10,354	9,874	10,037	9,822	10,037	9,407	9,422
C000007899
Account Value [Line Items]
Accumulated Value	14,928	14,753	14,810	15,086	15,086	14,705	14,543	14,381	14,058	14,162	14,296	14,286	14,086	14,134	13,641	13,451	13,470	13,328	13,536	13,498	13,422	13,460	13,318	12,995	12,578	12,834	12,764	12,843	12,623	12,597	12,475	12,223	12,171	12,014	12,127	11,997	12,188	11,841	11,702	11,511	11,502	11,189	11,259	11,467	11,476	11,337	11,241	11,458	11,476	11,198	11,111	11,641	11,406	11,319	11,407	11,553	11,441	11,269	11,105	11,320	11,398	11,362	11,027	10,935	11,027	11,002	10,988	11,030	10,822	10,955	11,030	11,146	11,005	11,058	11,018	10,809	10,624	10,809	10,826	10,714	10,906	10,930	10,922	11,026	10,786	10,896	10,927	11,005	10,748	10,880	10,801	10,794	10,747	10,700	10,692	10,755	10,677	10,648	10,570	10,454	10,392	10,423	10,425	10,394	10,317	10,232	10,194	10,178	10,171	10,153	10,084	10,054	10,046	9,992	9,954	10,031	9,977	10,008	9,801	9,855
C000007901
Account Value [Line Items]
Accumulated Value	14,563	14,390	14,456	14,726	14,726	14,362	14,204	14,045	13,737	13,840	13,980	13,970	13,774	13,829	13,353	13,157	13,185	13,045	13,250	13,222	13,148	13,194	13,045	12,737	12,327	12,576	12,524	12,602	12,386	12,360	12,239	12,007	11,956	11,801	11,913	11,792	11,981	11,638	11,501	11,320	11,312	11,011	11,080	11,286	11,295	11,157	11,072	11,295	11,312	11,037	10,951	11,475	11,243	11,157	11,252	11,397	11,295	11,124	10,971	11,184	11,252	11,227	10,895	10,804	10,904	10,879	10,866	10,915	10,709	10,841	10,923	11,030	10,898	10,947	10,915	10,708	10,524	10,716	10,732	10,621	10,812	10,844	10,836	10,939	10,701	10,815	10,854	10,931	10,676	10,815	10,737	10,737	10,690	10,644	10,636	10,699	10,624	10,597	10,522	10,408	10,349	10,382	10,386	10,358	10,283	10,200	10,164	10,151	10,145	10,130	10,063	10,035	10,029	9,978	9,942	10,020	9,969	10,001	9,797	9,853
C000007902
Account Value [Line Items]
Accumulated Value	39,159	39,142	39,056	38,165	36,824	36,097	35,304	33,596	31,614	31,832	33,739	34,185	33,264	34,079	32,195	32,494	31,815	31,063	30,698	29,636	28,240	29,446	28,528	27,088	26,647	25,484	23,358	23,849	25,045	25,459	24,661	23,139	23,045	22,685	21,890	22,437	21,111	22,405	21,220	19,633	21,631	22,550	20,654	22,512	22,472	24,625	23,744	24,481	25,818	24,713	24,885	23,261	24,399	23,680	23,135	22,612	22,457	21,316	20,425	19,880	20,086	19,341	17,438	17,914	18,624	17,376	16,450	16,129	15,401	13,650	15,578	16,981	16,988	16,494	15,915	15,584	15,297	15,546	15,331	14,322	15,293	14,700	14,417	13,975	12,934	14,220	13,940	14,963	14,880	14,416	13,898	13,814	13,494	13,446	13,797	14,331	13,559	13,412	13,014	12,722	12,464	12,430	12,186	12,113	11,945	11,827	11,816	11,367	11,160	10,945	10,560	10,755	10,755	10,745	10,362	10,341	10,162	10,126	9,486	9,502
C000007903
Account Value [Line Items]
Accumulated Value	38,587	38,575	38,489	37,616	36,301	35,582	34,817	33,135	31,177	31,405	33,287	33,733	32,831	33,636	31,775	32,075	31,412	30,677	30,311	29,274	27,894	29,093	28,191	26,766	26,333	25,196	23,089	23,581	24,772	25,178	24,396	22,886	22,792	22,449	21,659	22,208	20,896	22,185	21,013	19,444	21,417	22,338	20,453	22,300	22,268	24,397	23,529	24,260	25,594	24,497	24,678	23,069	24,197	23,490	22,950	22,433	22,285	21,161	20,274	19,735	19,942	19,205	17,314	17,792	18,498	17,265	16,342	16,027	15,302	13,565	15,487	16,882	16,896	16,401	15,831	15,499	15,217	15,467	15,252	14,250	15,220	14,630	14,352	13,914	12,881	14,163	13,888	14,911	14,827	14,366	13,851	13,767	13,450	13,403	13,755	14,287	13,522	13,374	12,985	12,691	12,437	12,403	12,157	12,089	11,926	11,807	11,801	11,356	11,147	10,936	10,548	10,745	10,745	10,734	10,354	10,338	10,158	10,121	9,483	9,498
C000007904
Account Value [Line Items]
Accumulated Value	38,194	38,184	38,108	37,244	35,944	35,241	34,475	32,820	30,882	31,108	32,980	33,422	32,528	33,331	31,496	31,793	31,137	30,408	30,055	29,018	27,660	28,848	27,955	26,552	26,123	24,995	22,906	23,394	24,576	24,978	24,211	22,714	22,629	22,288	21,506	22,050	20,749	22,024	20,868	19,310	21,277	22,185	20,320	22,155	22,123	24,245	23,383	24,109	25,434	24,349	24,528	22,929	24,057	23,355	22,818	22,311	22,164	21,047	20,165	19,628	19,834	19,111	17,229	17,704	18,407	17,180	16,268	15,955	15,233	13,510	15,423	16,813	16,819	16,332	15,765	15,440	15,159	15,408	15,199	14,201	15,168	14,580	14,308	13,866	12,842	14,119	13,845	14,865	14,782	14,322	13,814	13,731	13,415	13,367	13,725	14,257	13,492	13,348	12,955	12,667	12,412	12,381	12,141	12,070	11,905	11,790	11,782	11,336	11,132	10,920	10,538	10,735	10,737	10,729	10,349	10,330	10,154	10,120	9,483	9,500
C000195946
Account Value [Line Items]
Accumulated Value	24,643	24,795	24,553	24,125	23,399	21,835	21,468	20,372	19,332	19,797	21,245	22,434	21,877	23,855	21,486	21,817	21,660	21,991	19,983	20,156	19,202	20,659	19,948	18,890	19,653	17,515	16,059	17,231	18,319	19,290	18,194	16,824	16,991	17,292	18,160	18,478	16,840	17,993	17,584	15,852	17,535	17,895	16,195	17,665	17,633	19,573	19,330	19,136	21,173	20,707	21,609	20,735	21,366	20,907	21,687	21,290	21,247	20,807	20,609	19,402	18,480	17,015	14,363	14,063	14,555	13,776	13,408	12,960	12,157	10,689	13,667	14,918	15,421	14,996	14,406	14,033	13,751	14,457	14,385	13,437	14,577	14,091	14,398	13,693	12,297	13,963	13,752	15,425	15,805	15,158	14,902	14,797	13,951	13,836	13,665	14,217	13,855	13,906	13,525	13,409	12,628	12,788	12,699	12,274	12,531	12,398	12,380	12,149	12,096	11,774	10,594	11,121	11,002	10,815	10,212	10,212	9,992	9,839	9,117	9,117
C000225418
Account Value [Line Items]
Accumulated Value	24,047	24,194	23,975	23,554	22,841	21,323	20,981	19,904	18,901	19,357	20,762	21,948	21,400	23,334	21,037	21,345	21,208	21,534	19,558	19,746	18,807	20,241	19,558	18,517	19,268	17,182	15,746	16,918	17,974	18,931	17,850	16,516	16,681	16,994	17,850	18,163	16,549	17,696	17,293	15,583	17,244	17,615	15,953	17,389	17,357	19,271	19,048	18,840	20,850	20,402	21,307	20,444	21,066	20,614	21,398	20,992	20,964	20,529	20,347	19,157	18,250	16,807	14,191	13,897	14,386	13,619	13,258	12,817	12,026	10,575	13,525	14,766	15,268	14,850	14,268	13,903	13,626	14,328	14,260	13,323	14,457	13,977	14,285	13,588	12,205	13,862	13,655	15,319	15,700	15,061	14,809	14,708	13,870	13,759	13,592	14,143	13,786	13,840	13,463	13,351	12,576	12,738	12,652	12,230	12,489	12,359	12,344	12,116	12,066	11,747	10,572	11,100	10,983	10,799	10,200	10,202	9,983	9,833	9,113	9,115
MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									MSCI All Country World Index (Net)
Accumulated Value	30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397
MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									MSCI All Country World Index (Net)
Accumulated Value	30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	38,012	38,019	37,915	37,120	35,881	35,070	34,314	32,655	30,709	30,916	32,831	33,473	32,448	33,471	31,384	31,616	30,975	30,315	29,762	28,868	27,566	28,835	27,933	26,499	26,209	24,888	22,766	23,386	24,555	25,039	24,172	22,627	22,539	22,302	21,721	22,241	20,808	22,102	21,005	19,413	21,397	22,227	20,321	22,176	22,206	24,395	23,628	24,239	25,754	24,778	25,161	23,568	24,675	23,991	23,592	23,024	22,919	21,796	21,042	20,404	20,495	19,613	17,485	17,871	18,546	17,294	16,364	15,999	15,187	13,410	15,549	16,935	16,954	16,478	15,874	15,540	15,272	15,590	15,361	14,353	15,346	14,757	14,545	14,051	12,940	14,268	13,988	15,099	15,074	14,563	14,095	14,004	13,619	13,568	13,846	14,375	13,656	13,521	13,122	12,842	12,536	12,512	12,280	12,171	12,047	11,921	11,913	11,486	11,274	11,058	10,584	10,818	10,801	10,774	10,362	10,341	10,159	10,097	9,433	9,436
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	38,012	38,019	37,915	37,120	35,881	35,070	34,314	32,655	30,709	30,916	32,831	33,473	32,448	33,471	31,384	31,616	30,975	30,315	29,762	28,868	27,566	28,835	27,933	26,499	26,209	24,888	22,766	23,386	24,555	25,039	24,172	22,627	22,539	22,302	21,721	22,241	20,808	22,102	21,005	19,413	21,397	22,227	20,321	22,176	22,206	24,395	23,628	24,239	25,754	24,778	25,161	23,568	24,675	23,991	23,592	23,024	22,919	21,796	21,042	20,404	20,495	19,613	17,485	17,871	18,546	17,294	16,364	15,999	15,187	13,410	15,549	16,935	16,954	16,478	15,874	15,540	15,272	15,590	15,361	14,353	15,346	14,757	14,545	14,051	12,940	14,268	13,988	15,099	15,074	14,563	14,095	14,004	13,619	13,568	13,846	14,375	13,656	13,521	13,122	12,842	12,536	12,512	12,280	12,171	12,047	11,921	11,913	11,486	11,274	11,058	10,584	10,818	10,801	10,774	10,362	10,341	10,159	10,097	9,433	9,436
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
S&P 500® Index
Account Value [Line Items]
Accumulated Value	39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,611	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504
S&P 500® Index
Account Value [Line Items]
Accumulated Value	39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,611	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504
S&P 500® Index
Account Value [Line Items]
Accumulated Value	39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,611	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504
S&P 500® Index
Account Value [Line Items]
Accumulated Value	39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,611	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504
FTSE World Index
Account Value [Line Items]
Accumulated Value	32,972	32,581	32,518	31,766	30,693	29,915	29,505	28,221	26,618	26,309	27,460	27,666	26,703	27,376	26,306	26,864	26,389	25,698	25,253	24,713	23,694	24,577	23,796	22,844	22,636	21,566	19,687	20,275	21,162	21,702	20,977	19,820	19,975	19,638	19,049	19,537	18,229	18,988	17,677	16,529	18,254	19,000	17,661	19,390	19,325	21,057	20,503	20,995	22,107	21,160	21,660	20,584	21,481	20,965	20,675	20,405	20,089	19,202	18,578	18,125	18,277	17,456	15,444	15,916	16,450	15,468	14,738	14,324	13,671	12,332	14,256	15,565	15,712	15,193	14,812	14,415	14,085	14,403	14,345	13,459	14,273	13,787	13,623	13,260	12,300	13,248	13,091	14,134	14,039	13,905	13,475	13,521	13,502	13,361	13,637	14,210	13,481	13,266	12,996	12,738	12,477	12,436	12,124	12,068	11,801	11,613	11,475	11,153	10,865	10,610	10,507	10,685	10,618	10,597	10,155	10,230	10,201	10,044	9,356	9,411
FTSE World Index
Account Value [Line Items]
Accumulated Value	32,972	32,581	32,518	31,766	30,693	29,915	29,505	28,221	26,618	26,309	27,460	27,666	26,703	27,376	26,306	26,864	26,389	25,698	25,253	24,713	23,694	24,577	23,796	22,844	22,636	21,566	19,687	20,275	21,162	21,702	20,977	19,820	19,975	19,638	19,049	19,537	18,229	18,988	17,677	16,529	18,254	19,000	17,661	19,390	19,325	21,057	20,503	20,995	22,107	21,160	21,660	20,584	21,481	20,965	20,675	20,405	20,089	19,202	18,578	18,125	18,277	17,456	15,444	15,916	16,450	15,468	14,738	14,324	13,671	12,332	14,256	15,565	15,712	15,193	14,812	14,415	14,085	14,403	14,345	13,459	14,273	13,787	13,623	13,260	12,300	13,248	13,091	14,134	14,039	13,905	13,475	13,521	13,502	13,361	13,637	14,210	13,481	13,266	12,996	12,738	12,477	12,436	12,124	12,068	11,801	11,613	11,475	11,153	10,865	10,610	10,507	10,685	10,618	10,597	10,155	10,230	10,201	10,044	9,356	9,411
FTSE World Index
Account Value [Line Items]
Accumulated Value	32,972	32,581	32,518	31,766	30,693	29,915	29,505	28,221	26,618	26,309	27,460	27,666	26,703	27,376	26,306	26,864	26,389	25,698	25,253	24,713	23,694	24,577	23,796	22,844	22,636	21,566	19,687	20,275	21,162	21,702	20,977	19,820	19,975	19,638	19,049	19,537	18,229	18,988	17,677	16,529	18,254	19,000	17,661	19,390	19,325	21,057	20,503	20,995	22,107	21,160	21,660	20,584	21,481	20,965	20,675	20,405	20,089	19,202	18,578	18,125	18,277	17,456	15,444	15,916	16,450	15,468	14,738	14,324	13,671	12,332	14,256	15,565	15,712	15,193	14,812	14,415	14,085	14,403	14,345	13,459	14,273	13,787	13,623	13,260	12,300	13,248	13,091	14,134	14,039	13,905	13,475	13,521	13,502	13,361	13,637	14,210	13,481	13,266	12,996	12,738	12,477	12,436	12,124	12,068	11,801	11,613	11,475	11,153	10,865	10,610	10,507	10,685	10,618	10,597	10,155	10,230	10,201	10,044	9,356	9,411
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value	21,959	21,320	21,188	20,942	20,549	19,708	19,989	19,558	18,702	17,883	17,956	17,614	16,735	17,124	17,222	18,212	18,046	17,477	16,979	17,258	16,614	17,051	16,508	16,211	16,118	15,305	14,005	14,597	15,113	15,715	15,223	14,560	15,204	14,786	14,429	14,736	13,632	13,621	12,242	11,618	12,817	13,456	12,817	14,128	14,023	14,993	14,897	15,165	15,935	15,159	15,899	15,517	15,981	15,704	15,587	15,764	15,266	14,820	14,487	14,169	14,322	13,686	11,849	12,342	12,671	12,051	11,777	11,389	10,914	10,252	11,831	13,006	13,284	12,866	12,722	12,281	11,939	12,256	12,414	11,719	12,310	11,973	11,898	11,602	10,887	11,442	11,457	12,448	12,341	12,584	12,281	12,433	12,719	12,435	12,663	13,262	12,628	12,429	12,300	12,116	11,822	11,826	11,495	11,515	11,107	10,832	10,542	10,393	10,100	9,766	9,965	10,173	10,049	10,042	9,558	9,890	9,980	9,699	9,107	9,277
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value	21,959	21,320	21,188	20,942	20,549	19,708	19,989	19,558	18,702	17,883	17,956	17,614	16,735	17,124	17,222	18,212	18,046	17,477	16,979	17,258	16,614	17,051	16,508	16,211	16,118	15,305	14,005	14,597	15,113	15,715	15,223	14,560	15,204	14,786	14,429	14,736	13,632	13,621	12,242	11,618	12,817	13,456	12,817	14,128	14,023	14,993	14,897	15,165	15,935	15,159	15,899	15,517	15,981	15,704	15,587	15,764	15,266	14,820	14,487	14,169	14,322	13,686	11,849	12,342	12,671	12,051	11,777	11,389	10,914	10,252	11,831	13,006	13,284	12,866	12,722	12,281	11,939	12,256	12,414	11,719	12,310	11,973	11,898	11,602	10,887	11,442	11,457	12,448	12,341	12,584	12,281	12,433	12,719	12,435	12,663	13,262	12,628	12,429	12,300	12,116	11,822	11,826	11,495	11,515	11,107	10,832	10,542	10,393	10,100	9,766	9,965	10,173	10,049	10,042	9,558	9,890	9,980	9,699	9,107	9,277
MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Accumulated Value	22,432	21,780	21,785	21,354	20,611	19,920	19,977	19,322	18,475	17,831	17,872	17,627	16,945	17,280	17,438	18,338	17,857	17,363	16,970	16,986	16,507	16,808	16,299	15,897	16,056	15,288	14,025	14,629	15,106	15,821	15,203	14,550	15,099	14,841	14,487	15,014	13,887	13,992	12,515	12,152	13,501	13,949	13,488	14,757	14,652	15,634	15,609	15,924	16,533	15,877	16,626	16,238	16,775	16,462	16,738	16,847	16,336	15,869	15,671	15,367	15,334	14,547	12,822	13,104	13,434	12,883	12,333	11,800	11,426	10,621	12,419	13,485	13,857	13,282	13,166	12,722	12,403	12,798	12,955	12,219	12,912	12,580	12,506	12,266	11,404	11,945	11,833	12,881	12,822	13,096	12,790	13,035	13,343	13,134	13,370	14,031	13,291	13,000	12,896	12,657	12,427	12,362	11,923	11,886	11,512	11,271	10,992	10,820	10,450	10,189	10,430	10,582	10,453	10,388	9,898	10,052	10,225	9,962	9,213	9,320
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397
S&P 500® Index
Account Value [Line Items]
Accumulated Value	39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,611	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504
S&P 500® Index
Account Value [Line Items]
Accumulated Value	39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,611	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504
S&P 500® Index
Account Value [Line Items]
Accumulated Value	39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,611	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	38,012	38,019	37,915	37,120	35,881	35,070	34,314	32,655	30,709	30,916	32,831	33,473	32,448	33,471	31,384	31,616	30,975	30,315	29,762	28,868	27,566	28,835	27,933	26,499	26,209	24,888	22,766	23,386	24,555	25,039	24,172	22,627	22,539	22,302	21,721	22,241	20,808	22,102	21,005	19,413	21,397	22,227	20,321	22,176	22,206	24,395	23,628	24,239	25,754	24,778	25,161	23,568	24,675	23,991	23,592	23,024	22,919	21,796	21,042	20,404	20,495	19,613	17,485	17,871	18,546	17,294	16,364	15,999	15,187	13,410	15,549	16,935	16,954	16,478	15,874	15,540	15,272	15,590	15,361	14,353	15,346	14,757	14,545	14,051	12,940	14,268	13,988	15,099	15,074	14,563	14,095	14,004	13,619	13,568	13,846	14,375	13,656	13,521	13,122	12,842	12,536	12,512	12,280	12,171	12,047	11,921	11,913	11,486	11,274	11,058	10,584	10,818	10,801	10,774	10,362	10,341	10,159	10,097	9,433	9,436
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	38,012	38,019	37,915	37,120	35,881	35,070	34,314	32,655	30,709	30,916	32,831	33,473	32,448	33,471	31,384	31,616	30,975	30,315	29,762	28,868	27,566	28,835	27,933	26,499	26,209	24,888	22,766	23,386	24,555	25,039	24,172	22,627	22,539	22,302	21,721	22,241	20,808	22,102	21,005	19,413	21,397	22,227	20,321	22,176	22,206	24,395	23,628	24,239	25,754	24,778	25,161	23,568	24,675	23,991	23,592	23,024	22,919	21,796	21,042	20,404	20,495	19,613	17,485	17,871	18,546	17,294	16,364	15,999	15,187	13,410	15,549	16,935	16,954	16,478	15,874	15,540	15,272	15,590	15,361	14,353	15,346	14,757	14,545	14,051	12,940	14,268	13,988	15,099	15,074	14,563	14,095	14,004	13,619	13,568	13,846	14,375	13,656	13,521	13,122	12,842	12,536	12,512	12,280	12,171	12,047	11,921	11,913	11,486	11,274	11,058	10,584	10,818	10,801	10,774	10,362	10,341	10,159	10,097	9,433	9,436
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	21,514	21,392	21,341	21,006	20,472	20,078	19,937	19,298	18,707	18,574	19,022	18,924	18,511	18,904	18,413	18,854	18,497	18,116	17,778	17,479	16,951	17,473	17,088	16,751	16,711	16,005	14,909	15,281	15,835	16,147	15,804	15,293	15,460	15,291	14,865	15,286	14,485	14,862	14,005	13,583	14,680	15,187	14,441	15,312	15,261	16,291	16,260	16,592	17,249	16,861	17,088	16,582	17,064	16,824	16,680	16,504	16,330	15,863	15,690	15,564	15,652	15,219	14,120	14,355	14,641	14,166	13,652	13,362	12,998	12,132	13,236	13,805	13,791	13,509	13,317	13,086	12,950	13,000	12,966	12,416	12,780	12,525	12,337	12,145	11,549	11,967	11,835	12,433	12,432	12,342	12,122	12,168	12,124	12,091	12,216	12,581	12,223	12,084	11,952	11,802	11,689	11,620	11,409	11,383	11,200	11,062	10,984	10,774	10,592	10,450	10,502	10,643	10,606	10,590	10,297	10,261	10,252	10,147	9,681	9,693
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	21,514	21,392	21,341	21,006	20,472	20,078	19,937	19,298	18,707	18,574	19,022	18,924	18,511	18,904	18,413	18,854	18,497	18,116	17,778	17,479	16,951	17,473	17,088	16,751	16,711	16,005	14,909	15,281	15,835	16,147	15,804	15,293	15,460	15,291	14,865	15,286	14,485	14,862	14,005	13,583	14,680	15,187	14,441	15,312	15,261	16,291	16,260	16,592	17,249	16,861	17,088	16,582	17,064	16,824	16,680	16,504	16,330	15,863	15,690	15,564	15,652	15,219	14,120	14,355	14,641	14,166	13,652	13,362	12,998	12,132	13,236	13,805	13,791	13,509	13,317	13,086	12,950	13,000	12,966	12,416	12,780	12,525	12,337	12,145	11,549	11,967	11,835	12,433	12,432	12,342	12,122	12,168	12,124	12,091	12,216	12,581	12,223	12,084	11,952	11,802	11,689	11,620	11,409	11,383	11,200	11,062	10,984	10,774	10,592	10,450	10,502	10,643	10,606	10,590	10,297	10,261	10,252	10,147	9,681	9,693
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	27,213	27,030	26,330	26,215	25,829	25,031	24,888	24,065	23,249	23,980	24,665	24,565	23,478	25,202	23,689	23,953	23,625	23,008	21,889	22,097	21,418	22,373	21,308	20,550	20,529	19,451	18,087	18,748	19,501	20,042	19,361	18,155	18,883	18,603	18,689	19,372	18,418	19,191	18,063	16,383	17,957	18,509	17,358	19,020	18,657	19,772	19,229	19,455	19,919	18,737	19,422	18,483	19,150	18,777	18,628	18,844	18,414	17,706	16,722	15,769	15,915	15,327	13,510	13,690	14,035	13,477	12,965	13,051	12,619	11,344	13,682	15,149	15,482	15,068	14,616	14,414	13,918	14,339	14,221	13,269	14,181	13,695	13,608	13,187	12,235	13,534	13,142	13,860	13,832	13,631	13,112	13,080	13,002	12,960	13,192	13,853	13,337	13,146	12,755	12,663	12,299	12,444	12,281	12,083	12,095	12,118	12,242	11,818	11,734	11,448	10,829	11,000	11,023	10,938	10,630	10,539	10,377	10,164	9,481	9,483
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	27,213	27,030	26,330	26,215	25,829	25,031	24,888	24,065	23,249	23,980	24,665	24,565	23,478	25,202	23,689	23,953	23,625	23,008	21,889	22,097	21,418	22,373	21,308	20,550	20,529	19,451	18,087	18,748	19,501	20,042	19,361	18,155	18,883	18,603	18,689	19,372	18,418	19,191	18,063	16,383	17,957	18,509	17,358	19,020	18,657	19,772	19,229	19,455	19,919	18,737	19,422	18,483	19,150	18,777	18,628	18,844	18,414	17,706	16,722	15,769	15,915	15,327	13,510	13,690	14,035	13,477	12,965	13,051	12,619	11,344	13,682	15,149	15,482	15,068	14,616	14,414	13,918	14,339	14,221	13,269	14,181	13,695	13,608	13,187	12,235	13,534	13,142	13,860	13,832	13,631	13,112	13,080	13,002	12,960	13,192	13,853	13,337	13,146	12,755	12,663	12,299	12,444	12,281	12,083	12,095	12,118	12,242	11,818	11,734	11,448	10,829	11,000	11,023	10,938	10,630	10,539	10,377	10,164	9,481	9,483
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 2500™ Index
Accumulated Value	26,907	26,885	26,500	26,324	25,909	24,617	24,150	23,085	21,782	22,241	23,728	24,897	24,044	26,004	23,674	23,896	23,545	23,606	21,973	22,308	21,417	22,955	22,045	20,908	21,469	19,391	17,790	18,940	20,060	20,880	19,891	18,330	18,657	18,903	19,640	20,112	18,284	19,440	18,652	17,019	18,811	19,325	17,513	19,363	19,298	21,095	20,765	20,534	22,398	21,687	22,631	21,573	22,273	21,779	22,167	21,908	21,863	21,023	20,683	19,416	18,952	17,611	15,144	14,875	15,270	14,608	14,049	13,654	12,715	11,100	14,176	15,474	15,794	15,467	14,831	14,552	14,299	14,894	14,741	13,765	14,819	14,317	14,436	13,785	12,362	13,883	13,626	15,165	15,399	14,765	14,485	14,381	13,735	13,703	13,573	14,155	13,736	13,690	13,254	13,052	12,486	12,590	12,461	12,157	12,295	12,201	12,209	11,922	11,759	11,535	10,631	11,080	11,027	10,940	10,398	10,402	10,187	10,039	9,267	9,203
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 2500™ Index
Accumulated Value	26,907	26,885	26,500	26,324	25,909	24,617	24,150	23,085	21,782	22,241	23,728	24,897	24,044	26,004	23,674	23,896	23,545	23,606	21,973	22,308	21,417	22,955	22,045	20,908	21,469	19,391	17,790	18,940	20,060	20,880	19,891	18,330	18,657	18,903	19,640	20,112	18,284	19,440	18,652	17,019	18,811	19,325	17,513	19,363	19,298	21,095	20,765	20,534	22,398	21,687	22,631	21,573	22,273	21,779	22,167	21,908	21,863	21,023	20,683	19,416	18,952	17,611	15,144	14,875	15,270	14,608	14,049	13,654	12,715	11,100	14,176	15,474	15,794	15,467	14,831	14,552	14,299	14,894	14,741	13,765	14,819	14,317	14,436	13,785	12,362	13,883	13,626	15,165	15,399	14,765	14,485	14,381	13,735	13,703	13,573	14,155	13,736	13,690	13,254	13,052	12,486	12,590	12,461	12,157	12,295	12,201	12,209	11,922	11,759	11,535	10,631	11,080	11,027	10,940	10,398	10,402	10,187	10,039	9,267	9,203
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	27,213	27,030	26,330	26,215	25,829	25,031	24,888	24,065	23,249	23,980	24,665	24,565	23,478	25,202	23,689	23,953	23,625	23,008	21,889	22,097	21,418	22,373	21,308	20,550	20,529	19,451	18,087	18,748	19,501	20,042	19,361	18,155	18,883	18,603	18,689	19,372	18,418	19,191	18,063	16,383	17,957	18,509	17,358	19,020	18,657	19,772	19,229	19,455	19,919	18,737	19,422	18,483	19,150	18,777	18,628	18,844	18,414	17,706	16,722	15,769	15,915	15,327	13,510	13,690	14,035	13,477	12,965	13,051	12,619	11,344	13,682	15,149	15,482	15,068	14,616	14,414	13,918	14,339	14,221	13,269	14,181	13,695	13,608	13,187	12,235	13,534	13,142	13,860	13,832	13,631	13,112	13,080	13,002	12,960	13,192	13,853	13,337	13,146	12,755	12,663	12,299	12,444	12,281	12,083	12,095	12,118	12,242	11,818	11,734	11,448	10,829	11,000	11,023	10,938	10,630	10,539	10,377	10,164	9,481	9,483
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	27,213	27,030	26,330	26,215	25,829	25,031	24,888	24,065	23,249	23,980	24,665	24,565	23,478	25,202	23,689	23,953	23,625	23,008	21,889	22,097	21,418	22,373	21,308	20,550	20,529	19,451	18,087	18,748	19,501	20,042	19,361	18,155	18,883	18,603	18,689	19,372	18,418	19,191	18,063	16,383	17,957	18,509	17,358	19,020	18,657	19,772	19,229	19,455	19,919	18,737	19,422	18,483	19,150	18,777	18,628	18,844	18,414	17,706	16,722	15,769	15,915	15,327	13,510	13,690	14,035	13,477	12,965	13,051	12,619	11,344	13,682	15,149	15,482	15,068	14,616	14,414	13,918	14,339	14,221	13,269	14,181	13,695	13,608	13,187	12,235	13,534	13,142	13,860	13,832	13,631	13,112	13,080	13,002	12,960	13,192	13,853	13,337	13,146	12,755	12,663	12,299	12,444	12,281	12,083	12,095	12,118	12,242	11,818	11,734	11,448	10,829	11,000	11,023	10,938	10,630	10,539	10,377	10,164	9,481	9,483
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	52,906	53,236	54,218	52,318	49,679	49,129	47,342	44,505	40,887	40,175	43,871	45,506	44,623	44,233	41,539	41,677	40,528	39,701	40,388	37,837	35,700	37,281	36,636	34,296	33,462	32,043	28,893	29,310	30,996	31,277	30,258	28,321	27,086	26,822	25,106	25,407	23,453	25,397	24,290	22,949	25,420	26,662	23,805	25,853	26,468	30,103	28,970	30,255	33,096	32,410	32,213	29,646	31,404	30,273	29,307	27,577	27,963	26,182	25,740	25,746	25,938	24,797	22,494	23,285	24,434	22,149	20,567	19,708	18,468	16,088	17,843	19,147	18,729	18,180	17,408	16,930	16,928	17,059	16,682	15,610	16,663	15,943	15,501	14,966	13,732	15,023	14,865	16,325	16,235	15,393	14,954	14,811	14,189	14,140	14,539	14,930	13,943	13,835	13,427	12,926	12,760	12,531	12,206	12,238	11,928	11,662	11,528	11,068	10,708	10,577	10,351	10,600	10,562	10,615	10,136	10,176	9,982	10,074	9,438	9,442
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	52,906	53,236	54,218	52,318	49,679	49,129	47,342	44,505	40,887	40,175	43,871	45,506	44,623	44,233	41,539	41,677	40,528	39,701	40,388	37,837	35,700	37,281	36,636	34,296	33,462	32,043	28,893	29,310	30,996	31,277	30,258	28,321	27,086	26,822	25,106	25,407	23,453	25,397	24,290	22,949	25,420	26,662	23,805	25,853	26,468	30,103	28,970	30,255	33,096	32,410	32,213	29,646	31,404	30,273	29,307	27,577	27,963	26,182	25,740	25,746	25,938	24,797	22,494	23,285	24,434	22,149	20,567	19,708	18,468	16,088	17,843	19,147	18,729	18,180	17,408	16,930	16,928	17,059	16,682	15,610	16,663	15,943	15,501	14,966	13,732	15,023	14,865	16,325	16,235	15,393	14,954	14,811	14,189	14,140	14,539	14,930	13,943	13,835	13,427	12,926	12,760	12,531	12,206	12,238	11,928	11,662	11,528	11,068	10,708	10,577	10,351	10,600	10,562	10,615	10,136	10,176	9,982	10,074	9,438	9,442
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	27,213	27,030	26,330	26,215	25,829	25,031	24,888	24,065	23,249	23,980	24,665	24,565	23,478	25,202	23,689	23,953	23,625	23,008	21,889	22,097	21,418	22,373	21,308	20,550	20,529	19,451	18,087	18,748	19,501	20,042	19,361	18,155	18,883	18,603	18,689	19,372	18,418	19,191	18,063	16,383	17,957	18,509	17,358	19,020	18,657	19,772	19,229	19,455	19,919	18,737	19,422	18,483	19,150	18,777	18,628	18,844	18,414	17,706	16,722	15,769	15,915	15,327	13,510	13,690	14,035	13,477	12,965	13,051	12,619	11,344	13,682	15,149	15,482	15,068	14,616	14,414	13,918	14,339	14,221	13,269	14,181	13,695	13,608	13,187	12,235	13,534	13,142	13,860	13,832	13,631	13,112	13,080	13,002	12,960	13,192	13,853	13,337	13,146	12,755	12,663	12,299	12,444	12,281	12,083	12,095	12,118	12,242	11,818	11,734	11,448	10,829	11,000	11,023	10,938	10,630	10,539	10,377	10,164	9,481	9,483
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	27,213	27,030	26,330	26,215	25,829	25,031	24,888	24,065	23,249	23,980	24,665	24,565	23,478	25,202	23,689	23,953	23,625	23,008	21,889	22,097	21,418	22,373	21,308	20,550	20,529	19,451	18,087	18,748	19,501	20,042	19,361	18,155	18,883	18,603	18,689	19,372	18,418	19,191	18,063	16,383	17,957	18,509	17,358	19,020	18,657	19,772	19,229	19,455	19,919	18,737	19,422	18,483	19,150	18,777	18,628	18,844	18,414	17,706	16,722	15,769	15,915	15,327	13,510	13,690	14,035	13,477	12,965	13,051	12,619	11,344	13,682	15,149	15,482	15,068	14,616	14,414	13,918	14,339	14,221	13,269	14,181	13,695	13,608	13,187	12,235	13,534	13,142	13,860	13,832	13,631	13,112	13,080	13,002	12,960	13,192	13,853	13,337	13,146	12,755	12,663	12,299	12,444	12,281	12,083	12,095	12,118	12,242	11,818	11,734	11,448	10,829	11,000	11,023	10,938	10,630	10,539	10,377	10,164	9,481	9,483
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Reference Benchmark
Accumulated Value	21,763	21,564	21,483	21,188	20,743	20,281	20,244	19,604	18,983	18,606	18,973	18,913	18,478	18,879	18,485	18,996	18,691	18,259	17,875	17,651	17,134	17,661	17,280	16,967	16,938	16,240	15,144	15,460	16,014	16,321	15,975	15,476	15,682	15,476	14,987	15,410	14,640	14,987	14,116	13,569	14,660	15,263	14,512	15,495	15,421	16,495	16,443	16,723	17,345	16,895	17,121	16,663	17,206	16,982	16,752	16,710	16,489	15,995	15,740	15,619	15,749	15,268	14,133	14,398	14,689	14,183	13,663	13,415	13,043	12,223	13,257	13,894	13,895	13,601	13,445	13,204	13,074	13,120	13,111	12,518	12,878	12,622	12,464	12,293	11,697	12,121	11,999	12,578	12,567	12,471	12,244	12,273	12,264	12,264	12,365	12,695	12,270	12,158	11,967	11,839	11,743	11,679	11,445	11,426	11,226	11,077	11,002	10,794	10,606	10,476	10,551	10,755	10,697	10,719	10,442	10,361	10,377	10,265	9,775	9,731
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Reference Benchmark
Accumulated Value	21,763	21,564	21,483	21,188	20,743	20,281	20,244	19,604	18,983	18,606	18,973	18,913	18,478	18,879	18,485	18,996	18,691	18,259	17,875	17,651	17,134	17,661	17,280	16,967	16,938	16,240	15,144	15,460	16,014	16,321	15,975	15,476	15,682	15,476	14,987	15,410	14,640	14,987	14,116	13,569	14,660	15,263	14,512	15,495	15,421	16,495	16,443	16,723	17,345	16,895	17,121	16,663	17,206	16,982	16,752	16,710	16,489	15,995	15,740	15,619	15,749	15,268	14,133	14,398	14,689	14,183	13,663	13,415	13,043	12,223	13,257	13,894	13,895	13,601	13,445	13,204	13,074	13,120	13,111	12,518	12,878	12,622	12,464	12,293	11,697	12,121	11,999	12,578	12,567	12,471	12,244	12,273	12,264	12,264	12,365	12,695	12,270	12,158	11,967	11,839	11,743	11,679	11,445	11,426	11,226	11,077	11,002	10,794	10,606	10,476	10,551	10,755	10,697	10,719	10,442	10,361	10,377	10,265	9,775	9,731
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Reference Benchmark
Accumulated Value	21,763	21,564	21,483	21,188	20,743	20,281	20,244	19,604	18,983	18,606	18,973	18,913	18,478	18,879	18,485	18,996	18,691	18,259	17,875	17,651	17,134	17,661	17,280	16,967	16,938	16,240	15,144	15,460	16,014	16,321	15,975	15,476	15,682	15,476	14,987	15,410	14,640	14,987	14,116	13,569	14,660	15,263	14,512	15,495	15,421	16,495	16,443	16,723	17,345	16,895	17,121	16,663	17,206	16,982	16,752	16,710	16,489	15,995	15,740	15,619	15,749	15,268	14,133	14,398	14,689	14,183	13,663	13,415	13,043	12,223	13,257	13,894	13,895	13,601	13,445	13,204	13,074	13,120	13,111	12,518	12,878	12,622	12,464	12,293	11,697	12,121	11,999	12,578	12,567	12,471	12,244	12,273	12,264	12,264	12,365	12,695	12,270	12,158	11,967	11,839	11,743	11,679	11,445	11,426	11,226	11,077	11,002	10,794	10,606	10,476	10,551	10,755	10,697	10,719	10,442	10,361	10,377	10,265	9,775	9,731
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	52,906	53,236	54,218	52,318	49,679	49,129	47,342	44,505	40,887	40,175	43,871	45,506	44,623	44,233	41,539	41,677	40,528	39,701	40,388	37,837	35,700	37,281	36,636	34,296	33,462	32,043	28,893	29,310	30,996	31,277	30,258	28,321	27,086	26,822	25,106	25,407	23,453	25,397	24,290	22,949	25,420	26,662	23,805	25,853	26,468	30,103	28,970	30,255	33,096	32,410	32,213	29,646	31,404	30,273	29,307	27,577	27,963	26,182	25,740	25,746	25,938	24,797	22,494	23,285	24,434	22,149	20,567	19,708	18,468	16,088	17,843	19,147	18,729	18,180	17,408	16,930	16,928	17,059	16,682	15,610	16,663	15,943	15,501	14,966	13,732	15,023	14,865	16,325	16,235	15,393	14,954	14,811	14,189	14,140	14,539	14,930	13,943	13,835	13,427	12,926	12,760	12,531	12,206	12,238	11,928	11,662	11,528	11,068	10,708	10,577	10,351	10,600	10,562	10,615	10,136	10,176	9,982	10,074	9,438	9,442
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	52,906	53,236	54,218	52,318	49,679	49,129	47,342	44,505	40,887	40,175	43,871	45,506	44,623	44,233	41,539	41,677	40,528	39,701	40,388	37,837	35,700	37,281	36,636	34,296	33,462	32,043	28,893	29,310	30,996	31,277	30,258	28,321	27,086	26,822	25,106	25,407	23,453	25,397	24,290	22,949	25,420	26,662	23,805	25,853	26,468	30,103	28,970	30,255	33,096	32,410	32,213	29,646	31,404	30,273	29,307	27,577	27,963	26,182	25,740	25,746	25,938	24,797	22,494	23,285	24,434	22,149	20,567	19,708	18,468	16,088	17,843	19,147	18,729	18,180	17,408	16,930	16,928	17,059	16,682	15,610	16,663	15,943	15,501	14,966	13,732	15,023	14,865	16,325	16,235	15,393	14,954	14,811	14,189	14,140	14,539	14,930	13,943	13,835	13,427	12,926	12,760	12,531	12,206	12,238	11,928	11,662	11,528	11,068	10,708	10,577	10,351	10,600	10,562	10,615	10,136	10,176	9,982	10,074	9,438	9,442
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	12,407	12,364	12,330	12,288	12,247	12,199	12,157	12,117	12,073	12,032	11,992	11,954	11,910	11,862	11,817	11,772	11,721	11,665	11,613	11,566	11,511	11,462	11,410	11,364	11,316	11,263	11,213	11,163	11,112	11,062	11,018	10,968	10,925	10,891	10,844	10,809	10,775	10,736	10,702	10,685	10,659	10,641	10,635	10,632	10,625	10,623	10,620	10,619	10,619	10,618	10,618	10,618	10,617	10,617	10,616	10,617	10,617	10,616	10,616	10,615	10,614	10,612	10,612	10,610	10,609	10,608	10,606	10,605	10,605	10,604	10,573	10,557	10,543	10,528	10,515	10,495	10,477	10,455	10,436	10,413	10,390	10,370	10,347	10,329	10,308	10,289	10,268	10,251	10,235	10,216	10,200	10,183	10,168	10,154	10,140	10,131	10,119	10,107	10,099	10,090	10,081	10,072	10,063	10,055	10,050	10,043	10,041	10,037	10,033	10,028	10,027	10,024	10,019	10,017	10,015	10,011	10,010	10,007	10,003	10,000
FTSE WGBI (hedged into USD)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									FTSE WGBI (hedged into USD)
Accumulated Value	11,951	11,997	11,975	11,871	11,793	11,752	11,784	11,689	11,757	11,617	11,678	11,545	11,515	11,617	11,479	11,641	11,516	11,400	11,183	11,092	11,029	11,213	11,128	11,210	11,247	10,902	10,567	10,629	10,832	10,849	10,883	10,911	10,960	10,922	10,635	10,807	10,568	10,793	10,566	10,604	10,947	11,286	11,027	11,159	11,235	11,547	11,810	11,949	12,129	12,240	12,096	12,118	12,264	12,302	12,120	12,054	12,032	12,031	12,054	12,321	12,413	12,396	12,373	12,381	12,288	12,415	12,292	12,257	12,273	12,163	12,154	11,963	11,699	11,770	11,818	11,869	11,941	11,605	11,515	11,352	11,151	11,170	10,961	10,970	10,873	10,693	10,620	10,620	10,668	10,656	10,680	10,640	10,618	10,660	10,530	10,525	10,598	10,593	10,567	10,520	10,587	10,480	10,458	10,498	10,444	10,375	10,387	10,297	10,375	10,354	10,529	10,668	10,674	10,709	10,671	10,426	10,363	10,382	10,328	10,202
50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Accumulated Value	19,510	19,445	19,428	19,130	18,729	18,469	18,370	17,895	17,444	17,260	17,654	17,606	17,293	17,579	17,155	17,473	17,180	16,879	16,584	16,336	15,966	16,370	16,057	15,776	15,756	15,152	14,267	14,529	14,978	15,203	14,952	14,549	14,660	14,530	14,122	14,444	13,794	14,221	13,551	13,177	14,071	14,557	13,908	14,610	14,651	15,480	15,485	15,780	16,301	16,053	16,151	15,764	16,194	16,018	15,845	15,699	15,564	15,230	15,043	15,032	15,123	14,770	13,900	14,076	14,252	13,897	13,474	13,243	12,969	12,257	13,140	13,580	13,502	13,308	13,174	13,023	12,926	12,893	12,824	12,331	12,592	12,393	12,200	12,044	11,537	11,855	11,729	12,185	12,186	12,132	11,964	11,974	11,954	11,921	11,975	12,229	11,933	11,836	11,708	11,562	11,487	11,407	11,238	11,234	11,083	10,961	10,901	10,704	10,599	10,475	10,523	10,683	10,653	10,653	10,410	10,320	10,282	10,216	9,826	9,800
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	12,407	12,364	12,330	12,288	12,247	12,199	12,157	12,117	12,073	12,032	11,992	11,954	11,910	11,862	11,817	11,772	11,721	11,665	11,613	11,566	11,511	11,462	11,410	11,364	11,316	11,263	11,213	11,163	11,112	11,062	11,018	10,968	10,925	10,891	10,844	10,809	10,775	10,736	10,702	10,685	10,659	10,641	10,635	10,632	10,625	10,623	10,620	10,619	10,619	10,618	10,618	10,618	10,617	10,617	10,616	10,617	10,617	10,616	10,616	10,615	10,614	10,612	10,612	10,610	10,609	10,608	10,606	10,605	10,605	10,604	10,573	10,557	10,543	10,528	10,515	10,495	10,477	10,455	10,436	10,413	10,390	10,370	10,347	10,329	10,308	10,289	10,268	10,251	10,235	10,216	10,200	10,183	10,168	10,154	10,140	10,131	10,119	10,107	10,099	10,090	10,081	10,072	10,063	10,055	10,050	10,043	10,041	10,037	10,033	10,028	10,027	10,024	10,019	10,017	10,015	10,011	10,010	10,007	10,003	10,000
FTSE WGBI (hedged into USD)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									FTSE WGBI (hedged into USD)
Accumulated Value	11,951	11,997	11,975	11,871	11,793	11,752	11,784	11,689	11,757	11,617	11,678	11,545	11,515	11,617	11,479	11,641	11,516	11,400	11,183	11,092	11,029	11,213	11,128	11,210	11,247	10,902	10,567	10,629	10,832	10,849	10,883	10,911	10,960	10,922	10,635	10,807	10,568	10,793	10,566	10,604	10,947	11,286	11,027	11,159	11,235	11,547	11,810	11,949	12,129	12,240	12,096	12,118	12,264	12,302	12,120	12,054	12,032	12,031	12,054	12,321	12,413	12,396	12,373	12,381	12,288	12,415	12,292	12,257	12,273	12,163	12,154	11,963	11,699	11,770	11,818	11,869	11,941	11,605	11,515	11,352	11,151	11,170	10,961	10,970	10,873	10,693	10,620	10,620	10,668	10,656	10,680	10,640	10,618	10,660	10,530	10,525	10,598	10,593	10,567	10,520	10,587	10,480	10,458	10,498	10,444	10,375	10,387	10,297	10,375	10,354	10,529	10,668	10,674	10,709	10,671	10,426	10,363	10,382	10,328	10,202
50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Accumulated Value	19,510	19,445	19,428	19,130	18,729	18,469	18,370	17,895	17,444	17,260	17,654	17,606	17,293	17,579	17,155	17,473	17,180	16,879	16,584	16,336	15,966	16,370	16,057	15,776	15,756	15,152	14,267	14,529	14,978	15,203	14,952	14,549	14,660	14,530	14,122	14,444	13,794	14,221	13,551	13,177	14,071	14,557	13,908	14,610	14,651	15,480	15,485	15,780	16,301	16,053	16,151	15,764	16,194	16,018	15,845	15,699	15,564	15,230	15,043	15,032	15,123	14,770	13,900	14,076	14,252	13,897	13,474	13,243	12,969	12,257	13,140	13,580	13,502	13,308	13,174	13,023	12,926	12,893	12,824	12,331	12,592	12,393	12,200	12,044	11,537	11,855	11,729	12,185	12,186	12,132	11,964	11,974	11,954	11,921	11,975	12,229	11,933	11,836	11,708	11,562	11,487	11,407	11,238	11,234	11,083	10,961	10,901	10,704	10,599	10,475	10,523	10,683	10,653	10,653	10,410	10,320	10,282	10,216	9,826	9,800
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	25,047	25,193	24,953	24,510	23,770	22,185	21,807	20,683	19,634	20,099	21,567	22,785	22,203	24,202	21,810	22,129	21,976	22,309	20,251	20,440	19,464	20,938	20,214	19,132	19,906	17,739	16,267	17,457	18,549	19,526	18,401	17,017	17,176	17,491	18,368	18,684	17,024	18,206	17,790	16,026	17,725	18,095	16,385	17,853	17,826	19,787	19,544	19,337	21,397	20,930	21,840	20,949	21,585	21,113	21,904	21,487	21,443	21,002	20,793	19,573	18,636	17,152	14,482	14,185	14,676	13,893	13,519	13,057	12,259	10,779	13,771	15,037	15,535	15,099	14,502	14,130	13,842	14,561	14,478	13,522	14,662	14,181	14,484	13,768	12,376	14,044	13,824	15,509	15,891	15,234	14,973	14,867	14,016	13,896	13,718	14,271	13,908	13,964	13,573	13,458	12,668	12,831	12,736	12,311	12,566	12,430	12,414	12,179	12,131	11,800	10,616	11,146	11,023	10,832	10,222	10,228	10,003	9,848	9,120	9,121
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 25,047	$ 25,193	$ 24,953	$ 24,510	$ 23,770	$ 22,185	$ 21,807	$ 20,683	$ 19,634	$ 20,099	$ 21,567	$ 22,785	$ 22,203	$ 24,202	$ 21,810	$ 22,129	$ 21,976	$ 22,309	$ 20,251	$ 20,440	$ 19,464	$ 20,938	$ 20,214	$ 19,132	$ 19,906	$ 17,739	$ 16,267	$ 17,457	$ 18,549	$ 19,526	$ 18,401	$ 17,017	$ 17,176	$ 17,491	$ 18,368	$ 18,684	$ 17,024	$ 18,206	$ 17,790	$ 16,026	$ 17,725	$ 18,095	$ 16,385	$ 17,853	$ 17,826	$ 19,787	$ 19,544	$ 19,337	$ 21,397	$ 20,930	$ 21,840	$ 20,949	$ 21,585	$ 21,113	$ 21,904	$ 21,487	$ 21,443	$ 21,002	$ 20,793	$ 19,573	$ 18,636	$ 17,152	$ 14,482	$ 14,185	$ 14,676	$ 13,893	$ 13,519	$ 13,057	$ 12,259	$ 10,779	$ 13,771	$ 15,037	$ 15,535	$ 15,099	$ 14,502	$ 14,130	$ 13,842	$ 14,561	$ 14,478	$ 13,522	$ 14,662	$ 14,181	$ 14,484	$ 13,768	$ 12,376	$ 14,044	$ 13,824	$ 15,509	$ 15,891	$ 15,234	$ 14,973	$ 14,867	$ 14,016	$ 13,896	$ 13,718	$ 14,271	$ 13,908	$ 13,964	$ 13,573	$ 13,458	$ 12,668	$ 12,831	$ 12,736	$ 12,311	$ 12,566	$ 12,430	$ 12,414	$ 12,179	$ 12,131	$ 11,800	$ 10,616	$ 11,146	$ 11,023	$ 10,832	$ 10,222	$ 10,228	$ 10,003	$ 9,848	$ 9,120	$ 9,121